SCHEDULE OF INVENTORIES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Finished goods	$ 1,094,235	$ 542,934
Parts	747,229	513,008
Inventories	$ 1,841,464	$ 1,055,942